Stockholders’ Deficiency - Stockholders’ deficiency transactions (Details) - Class Of Stock Domain - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Issuance of common stock for services, Amount					$ 286,780	$ 392,422	$ 699,445
Exercise of employee stock options, Amount					526	5,180	1,300
Net loss for six months ended	$ 1,396,157	$ (270,923)	$ 1,858,450	$ 2,385,273	$ 1,417	$ 8,554,322	$ 9,490,278
Currency translation adjustment			21,862
Stockholders' Deficiency			$ (7,721,676)
Common Stock
Issuance of common stock on conversion of convertible preferred stock, Shares			12,897,668
Issuance of common stock on conversion of convertible preferred stock, Amount			$ 12,892
Issuance of common stock as make-whole payments on convertible preferred stock, Shares			5,187,021
Issuance of common stock as make-whole payments on convertible preferred stock, Amount			$ 5,187
Issuance of common stock for services, Shares			3,470,513
Issuance of common stock for services, Amount			$ 3,471
Exercise of employee stock options, Shares			6,416,316
Exercise of employee stock options, Amount			$ 6,416
Total, Shares			806,477,610
Total, Amount			$ 806,477
Additional Paid-In Capital
Issuance of common stock on conversion of convertible preferred stock, Amount			(12,892)
Issuance of common stock as make-whole payments on convertible preferred stock, Amount			99,235
Issuance of common stock for services, Amount			$ 90,841
Exercise of employee stock options, Amount
Total, Amount			$ 362,484,862
Change to Stockholders Equity
Issuance of common stock on conversion of convertible preferred stock, Amount
Issuance of common stock as make-whole payments on convertible preferred stock, Amount			$ 104,423
Issuance of common stock for services, Amount			94,311
Exercise of employee stock options, Amount			$ 6,416